Derivative Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Interest rate swap agreements
Fair Value/ Carrying Amount Of Assets (Liability)	$ (159,702)
United states dollar-denominated interest rate swaps 1 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	417,666
Fair Value/ Carrying Amount Of Assets (Liability)	(130,811)
Weighted-Average Remaining Term (Years)	24 years 7 months 6 days
Fixed Interest Rate (%) (1)	4.90%
United states dollar denominated interest rate swaps 2 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	206,696
Fair Value/ Carrying Amount Of Assets (Liability)	(60,618)
Weighted-Average Remaining Term (Years)	6 years 8 months 12 days
Fixed Interest Rate (%) (1)	6.20%
United states dollar denominated interest rate swaps 3 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	90,000
Fair Value/ Carrying Amount Of Assets (Liability)	(19,111)
Weighted-Average Remaining Term (Years)	6 years 2 months 12 days
Fixed Interest Rate (%) (1)	4.90%
United states dollar denominated interest rate swaps 4 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	100,000
Fair Value/ Carrying Amount Of Assets (Liability)	(21,414)
Weighted-Average Remaining Term (Years)	4 years 6 months
Fixed Interest Rate (%) (1)	5.30%
United states dollar denominated interest rate swaps 5 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	212,500
Fair Value/ Carrying Amount Of Assets (Liability)	(59,119)
Weighted-Average Remaining Term (Years)	16 years 6 months
Fixed Interest Rate (%) (1)	5.20%
United states dollar denominated interest rate swaps 6 [Member]
Interest rate swap agreements
Interest Rate Index	LIBOR
Principal Amount	469,666
Fair Value/ Carrying Amount Of Assets (Liability)	166,527
Weighted-Average Remaining Term (Years)	24 years 7 months 6 days
Fixed Interest Rate (%) (1)	4.80%
Euro denominated interest rate swaps [Member]
Interest rate swap agreements
Interest Rate Index	EURIBOR
Principal Amount	334,312
Fair Value/ Carrying Amount Of Assets (Liability)	$ (35,156)
Weighted-Average Remaining Term (Years)	12 years
Fixed Interest Rate (%) (1)	3.10%